BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Disclosure of detailed information about borrowings
The weighted average interest rates - which incorporate instruments denominated mainly in US dollars and Argentine pesos and which do not include the effect of derivative financial instruments nor the devaluation of these local currencies - at year-end were as follows:

	As of December 31,
	2017	2016

Bank borrowings	4.76%	6.92%

	As of December 31,
	2017	2016

(i) Non-current

Bank borrowings	1,724,454	398,851
Less: debt issue costs	(8,117)	(2,109)

	1,716,337	396,742

(ii) Current

Bank borrowings	1,510,820	823,563
Less: debt issue costs	(5,250)	(1,670)

	1,505,570	821,893

Total Borrowings	3,221,907	1,218,635
Breakdown of borrowings by currency is as follows:

		As of December 31,
Currencies	Contract	2017	2016

USD	Floating	2,061,106	790,772
USD	Fixed	791,158	141,889
ARS	Floating	2,377	—
ARS	Fixed	328,060	234,576
COP	Floating	11,793	23,520
COP	Fixed	18,500	19,163
GTQ	Fixed	8,913	8,715

		3,221,907	1,218,635
Ternium’s most significant borrowings as of December 31, 2017, were those incurred under Ternium México’s syndicated loan facilities, in order to improve its maturity profile in 2013 and under Tenigal’s syndicated loan facility, in order to finance the construction of its hot-dipped galvanizing mill in Pesquería, Mexico, and under Ternium Investments S.à r.l., in order to finance the acquisition of Ternium Brasil:

			In USD million
Date	Borrower	Type	Original principal amount	Outstanding principal amount as of December 31, 2017	Maturity

November 2013	Ternium Mexico	Syndicated loan	800	155	November 2018
Years 2012 and 2013	Tenigal	Syndicated loan	200	125	July 2022
September 2017	Ternium Investments S.à r.l.	Syndicated loan	1,500	1,500	September 2022

Disclosure of maturities of borrowings
The maturity of borrowings is as follows:

	Expected Maturity Date
			2020 and	At December 31, (1)
	2018	2019	thereafter	2017	2016

Fixed Rate	1,112,760	13,929	19,942	1,146,631	404,926
Floating Rate	392,810	409,015	1,273,451	2,075,276	813,709

Total	1,505,570	422,944	1,293,393	3,221,907	1,218,635